Cash and cash equivalents:	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents:
Cash and cash equivalents:

Note 5 - Cash and cash equivalents:

	December 31,
	2019		2020

Cash and cash held at banks	Ps.	3,642,037	Ps.	3,514,293
Short term investments		2,550,642		1,678,335

Total cash and cash equivalents	Ps.	6,192,679	Ps.	5,192,628

5.1) Restricted cash and cash equivalents

As of December 31, 2019 and 2020, cash and cash equivalents include the amounts collected as of December 31, 2019 and 2020 by Aerostar for the concept of “Passenger Facility Charge” (PFC) which are restricted to be used to fund investment projects in airport infrastructure previously authorized by the FAA of Ps.26,849 and Ps.5,055, respectively. Additionally, as of December 31, 2019, cash and cash equivalents includes funds related to the recovery of insurance in 2019 of Ps.138,773, which are restricted until a work certification is obtained that indicates that the funds were used for the defined purpose. (See Notes 15.e and 17.6.)